Note 1. Operations and Summary of Significant Accounting Policies: Principles of Consolidation, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Principles of Consolidation, Policy

C.        Principles of Consolidation – The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.